Amounts Due from the Former Group Companies	12 Months Ended
Dec. 31, 2023
Amounts Due from the Former Group Companies [Abstract]
AMOUNTS DUE FROM THE FORMER GROUP COMPANIES

NOTE 15. AMOUNTS DUE FROM THE FORMER GROUP COMPANIES

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Amounts due from former group companies - net	217,639	5,339,834
Provision for due from former group companies	(217,639)	-
	-	5,339,834

As at December 31, 2022, the non-trade amounts due from former group companies include an amount of about US$5.5 million relating to convertible bonds issued by the Company, which are non-interest bearing, unsecured and payable on the maturity date of the convertible bonds, details are set out in Note 20(a). In 2023, these non-trade amount was settled through the conversion of US$600,000 to 240,000 shares in the Company and the remaining amount of about US$4.9 million was settled through the conversion of shares in eGlass Technologies Limited.

The other amount due to former group companies are unsecured, interest at 5% per annum and repayable on demand. During the year, the interest charged by former group companies amounted to US$261,111 (2022: US$2,185).